SCUDDER
                                                                     INVESTMENTS


Income Funds II

Scudder Short-Term Bond Fund

Supplement to Currently Effective Prospectus
Dated May 1, 2002


The following information supplements the "Who Manages and Oversees the Funds" section of the prospectus:

The portfolio managers

The following people handle the day-to-day management of the fund:

Scudder Short-Term Bond Fund                William Chepolis
  Sean McCaffrey                            CFA, Managing Director of Deutsche
  CFA, Managing Director of Deutsche        Asset Management and Portfolio
  Asset Management and Lead Portfolio       Manager of the fund.
  Manager of the fund.                        oJoined Deutsche Asset Management
   o Joined Deutsche Asset Management in       in 1998 and the fund in 2002.
     1996 after five years of experience     o Previously worked at Norwest Bank
     as fixed income analyst                   Minnesota, N.A. (now Wells Fargo
     specializing in synthetic GIC bond        Bank) as a portfolio manager
     portfolios at Fidelity Investments.       (1983-1988, 1993-1998) and
   o Portfolio manager for Stable Value        foreign exchange currency and
     strategies, responsible for               option trader from 1988 to 1995.
     overseeing the group's stable value
     and bond index efforts in              John Ryan
     asset-backed and mortgage-backed       Managing Director of Deutsche Asset
     securities as well as other            Management and Portfolio Manager of
     financial instruments underlying       the fund.
     synthetic GICs: New York.               o Joined Deutsche Asset Management
   o MBA, Yale University.                     in 1998 and the fund in 2002.
   o Joined the fund in 2002.                o Head of Corporate Sector Group.
                                             o Over ten years of investment
  Scott Dolan                                  industry experience.
  Managing Director of Deutsche Asset        o Portfolio manager and trader at
  Management and Portfolio Manager of          PPM America from 1992 to 1998.
  the fund.                                  o MBA, University of Chicago.
   o Joined Deutsche Asset Management
     in 1989 and the fund in 2002.
   o Over 13 years of investment
     industry experience.
   o MS, Boston College.








December 27, 2002